Annual Total Returns [BarChart] - ClearBridge Small Cap Fund - Class C	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(17.33%)
Annual Return 2012	18.23%
Annual Return 2013	35.08%
Annual Return 2014	7.00%
Annual Return 2015	(5.12%)
Annual Return 2016	26.44%
Annual Return 2017	11.00%
Annual Return 2018	(9.76%)
Annual Return 2019	29.75%
Annual Return 2020	2.44%